FEE AND COMISSION INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income
Credit card income	R$ 9,751,730	R$ 9,469,889	R$ 9,088,525
Current accounts	6,885,129	7,026,304	7,704,791
Collections	1,540,117	1,717,627	1,851,107
Guarantees	1,335,952	1,163,831	1,098,907
Asset management	1,394,247	1,485,465	1,256,998
Consortium management	2,673,025	2,289,698	2,250,563
Custody and brokerage services	1,429,362	1,234,554	1,320,982
Capital Markets / Financial Advisory Services	1,668,543	1,222,074	1,032,534
Payments	389,389	430,208	440,319
Other	1,268,993	917,113	1,079,394
Total	R$ 28,336,487	R$ 26,956,763	R$ 27,124,120